Share-based payments - Outstanding Stock Options (Details)	6 Months Ended
Jun. 30, 2024 shares $ / shares
Share-based Payment Arrangements [Abstract]
Outstanding, beginning of period (in shares) | shares	7,484,561
Forfeited (in shares) | shares	(930,211)
Outstanding, end of period (in shares) | shares	6,554,350
Outstanding, beginning of period (CAD per share) | $ / shares	$ 61
Forfeited (CAD per share) | $ / shares	59
Outstanding, end of period (CAD per share) | $ / shares	$ 61